Contingent liabilities and commitments - Schedule of Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	£ 1	£ 1
Forward asset purchases and forward deposits placed	171	731
Total commitments and guarantees	137,104	135,098
Not later than one year [member]
Commitments and guarantees
Total commitments and guarantees	99,333	96,654
Later than one year [member]
Commitments and guarantees
Total commitments and guarantees	37,599	37,712
Mortgages | Not later than one year [member]
Commitments and guarantees
Total commitments and guarantees	15,011	11,594
Other | Not later than one year [member]
Commitments and guarantees
Total commitments and guarantees	84,322	85,060
Irrevocable Loan Commitments [Member]
Commitments and guarantees
Total commitments and guarantees	£ 67,814	£ 64,884